IMPAIRMENT CHARGES - Property, plant and equipment (Details) - Round Mountain $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Impairment charges
Tax expense (recovery) on impairment charge	$ 41.8
Carrying amounts of property, plant and equipment	$ 569.5